SCHEDULE OF RECONCILIATION OF ASSET BY SEGMENT (Details) - USD ($)	Mar. 31, 2026		Dec. 31, 2025		Dec. 31, 2024
Segment Reporting [Line Items]
TOTAL ASSETS	$ 111,246,775	[1]	$ 122,052,874	[1],[2]	$ 142,569,650	[2]
Cash, cash equivalents and restricted cash	5,171,903		7,422,359		8,036,496
Operating Segments [Member]
Segment Reporting [Line Items]
TOTAL ASSETS	108,188,887		110,951,716		131,133,231
Operating Segments [Member] | Office Industrial Properties [Member]
Segment Reporting [Line Items]
Land, buildings and improvements, net	61,748,416	[3]	67,445,290	[3]	74,425,180	[4]
TOTAL ASSETS	69,016,593	[5]	68,980,087	[5]	76,292,662	[6]
Operating Segments [Member] | Model Home Properties [Member]
Segment Reporting [Line Items]
Land, buildings and improvements, net	34,253,639	[3]	36,688,462	[3]	37,416,000	[4]
TOTAL ASSETS	34,519,643	[5]	37,301,777	[5]	38,166,964	[6]
Operating Segments [Member] | Retail Properties [Member]
Segment Reporting [Line Items]
Land, buildings and improvements, net	4,485,923	[3]	4,508,851	[3]	15,743,789	[4]
TOTAL ASSETS	4,652,651	[5]	4,669,852	[5]	16,673,605	[6]
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Segment Reporting [Line Items]
Cash, cash equivalents and restricted cash	116,685		173,621		564,922
Other assets, net	$ 2,941,203		$ 10,927,537		$ 10,871,497

[1]	As of March 31, 2026 and December 31, 2025, includes approximately $7.4 million and $8.6 million, respectively, of assets related to consolidated variable interest entities that can be used only to settle obligations of the consolidated variable interest entities.
[2]	As of December 31, 2025 and 2024, includes approximately $8.6 million and $11.4 million, respectively, of assets related to consolidated variable interest entities that can be used only to settle obligations of the consolidated variable interest entities.
[3]	Includes lease intangibles.
[4]	Includes lease intangibles.
[5]	Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.
[6]	Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.